LEASE	12 Months Ended
Dec. 31, 2020
LEASE
LEASE

19.LEASE

19.1.Right of use

The rollforward of year ended December 31, 2020 is set forth below:

	Lands	Machines		Ships
	and	and		and
	Farms	Equipment’s	Buildings	boats	Vehicles	Total
Balance as of December 31, 2018	—	—	—	—	—	—
Initial adoption on January 1, 2019	1,762,943	143,685	41,570	1,408,640	1,012	3,357,850
Additions	260,982	1,529	39,794	612,022		914,327
Amortization (1)	(254,280)	(15,163)	(35,365)	(116,207)	(925)	(421,940)
Balance as of December 31, 2019	1,769,645	130,051	45,999	1,904,455	87	3,850,237
Additions	858,085	45,624	90,616	95,768	2,675	1,092,768
Amortization (1)	(265,091)	(18,078)	(43,903)	(122,904)	(313)	(450,289)
Write-offs (2)	(74,578)	(72,332)	(1,728)			(148,638)
Balance as of December 31, 2020	2,288,061	85,265	90,984	1,877,319	2,449	4,344,078
1)	On December 31, 2020, the amount of R$263,613 (R$268,081 as of December 31, 2019) related to land was reclassified to biological assets to compose the formation cost.

2)Lands and Farms, write-off due to the incorporation of legal entities (note 1.1) and machines and equipment, write-off due to the cancellation of contracts.

For the year ended December 31, 2020, the Company is not committed to lease agreements not yet in force.

19.2.Lease liabilities

The balance of lease payables for the year ended December 31, 2020, measured at present value and discounted by the respective discount rates are set forth below:

	Average rate - %		Present value of
Nature of agreement	p.a. (1)	Maturity (2)	liabilities
Lands and farms	11.45	July 2048	2,361,538
Machines and Equipment’s	10.62	July 2032	189,061
Buildings	9.80	December 2030	81,144
Ships and boats	11.39	February 2039	2,557,824
Vehicles	10.04	October 2023	2,193
			5,191,760
1)	To determine the discount rates, quotes were obtained from financial institutions for agreements with characteristics and average terms similar to the lease agreements.
2)	Refers to the original maturities of the agreements and, therefore, do not consider eventual renewal clause.

On March 12 and April 12, 2020, for a period of 10 months, two of the ships leased by the Company were made available for chartering from third parties. In the amount of US$7,500 (equivalent, on the transaction date, to R$35,841). In the year ended December 31, 2020, this transaction is effective. Additionally, the Company is evaluating the renewal of this transaction under the same conditions as before, only replacing the ships, due to the need for planned operational maintenance.

The rollforward in the balances in the years ended December 31, 2020 and 2019 are as follows:

Balance as of December 31, 2018	—
Initial adoption on January 1, 2019	3,428,897
Additions	914,327
Payments	(646,487)
Accrual of financial charges	275,404
Exchange rate variation	11,929
Balance as of December 31, 2019	3,984,070
Additions	1,092,768
Write-offs	(148,638)
Payments	(824,245)
Accrual of financial charges (1)	486,286
Exchange rate variation	601,519
Balance as of December 31, 2020	5,191,760

Current	620,177
Non-current	4,571,583
1)	On December 31, 2020, the amount of R$88,540 related to interest expenses on leased lands was capitalized to biological assets to compose the formation cost (R$50,795 as of December 31, 2019).

The maturity schedule of future payment not discounted to present value related to lease liabilities is disclosed in Note 4.2.

19.2.1.Amounts recognized in the statement of income for the year

In the year ended December 31, 2020, and 2019 are set for the below:

	December 31, 2020	December 31, 2019
Expenses relating to short-term assets	7,365	37,007
Expenses relating to low-value assets	12,182	14,349
	19,547	51,356